Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	58 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000007554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174795
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	11.35%			19.26%		13.86%
C000174796
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	11.38%			19.29%		13.90%
C000225884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
Average Annual Return, Percent	11.44%			19.35%		13.92%
C000007556
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174797
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	11.87%			17.80%		10.57%
C000174798
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	11.99%			17.92%		10.64%
C000225885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
Average Annual Return, Percent	12.03%			17.96%		10.66%
C000007560
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	8.67%			12.31%		8.37%
C000174802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	8.71%			12.35%		8.42%
C000225887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
Average Annual Return, Percent	8.78%			12.37%		8.43%
C000007558
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	7.57%			11.27%		8.52%
C000174800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	7.58%			11.29%		8.55%
C000225886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
Average Annual Return, Percent	7.65%			11.32%		8.56%
C000007562
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	15.78%			11.79%		6.96%
C000174803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	15.84%			11.86%		7.03%
C000225888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
Average Annual Return, Percent	15.90%			11.92%		7.05%
C000007564
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	13.79%			13.88%		8.21%
C000174806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	13.89%			13.99%		8.29%
C000225889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
Average Annual Return, Percent	13.98%			14.01%		8.30%
C000036890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	11.67%			11.81%		8.84%
C000174808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	11.70%			11.88%		8.90%
C000225890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
Average Annual Return, Percent	11.81%			11.94%		8.93%
C000235267
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000219731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000219732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000225891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
Without Sales Load [Member] | C000007554
Average Annual Return [Line Items]
Average Annual Return, Percent	11.13%			19.02%		13.70%
Without Sales Load [Member] | C000007556
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%			17.66%		10.44%
Without Sales Load [Member] | C000007560
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%			12.10%		8.22%
Without Sales Load [Member] | C000007558
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%			11.00%		8.33%
Without Sales Load [Member] | C000007562
Average Annual Return [Line Items]
Average Annual Return, Percent	15.56%			11.59%		6.82%
Without Sales Load [Member] | C000007564
Average Annual Return [Line Items]
Average Annual Return, Percent	13.64%			13.70%		8.08%
Without Sales Load [Member] | C000036890
Average Annual Return [Line Items]
Average Annual Return, Percent	11.48%			11.62%		8.70%
Without Sales Load [Member] | C000235267
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%	1.74%
Without Sales Load [Member] | C000219731
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%			1.79%	2.07%
Without Sales Load [Member] | C000219732
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%			1.82%	2.10%
Without Sales Load [Member] | C000225891
Average Annual Return [Line Items]
Average Annual Return, Percent	4.48%		1.53%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%			16.47%		15.30%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%			16.47%		15.30%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%			16.47%		15.30%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%			16.47%		15.30%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%			16.47%		15.30%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%			16.47%		15.30%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%			16.47%		15.30%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%			16.47%		15.30%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	17.25%			14.41%		12.43%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	17.25%			14.41%		12.43%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	17.25%			14.41%		12.43%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	17.25%			14.41%		12.43%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%			16.47%		15.30%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%			16.47%		15.30%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%			16.47%		15.30%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%			16.47%		15.30%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	16.03%			11.60%		8.41%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	16.03%			11.60%		8.41%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	16.03%			11.60%		8.41%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	16.03%			11.60%		8.41%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	16.03%			11.60%		8.41%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	16.03%			11.60%		8.41%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	16.03%			11.60%		8.41%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	16.03%			11.60%		8.41%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	17.25%			14.41%		12.43%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	17.25%			14.41%		12.43%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	17.25%			14.41%		12.43%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	17.25%			14.41%		12.43%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	0.21%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)	(0.23%)
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)	(0.23%)
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.53%)
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.44%			13.88%		10.72%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.44%			13.88%		10.72%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.44%			13.88%		10.72%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.44%			13.88%		10.72%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.44%			13.88%		10.72%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.44%			13.88%		10.72%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.44%			13.88%		10.72%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.44%			13.88%		10.72%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)		1.84%
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	11.67%			9.62%		9.99%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)		1.84%
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	11.67%			9.62%		9.99%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)		1.84%
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	11.67%			9.62%		9.99%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)		1.84%
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	11.67%			9.62%		9.99%
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	14.99%			11.15%		8.17%
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	14.99%			11.15%		8.17%
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	14.99%			11.15%		8.17%
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	14.99%			11.15%		8.17%
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return, Percent	19.35%			9.24%		8.29%
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return, Percent	19.35%			9.24%		8.29%
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return, Percent	19.35%			9.24%		8.29%
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return, Percent	19.35%			9.24%		8.29%